COLUMBIA PARTNERS
                                   EQUITY FUND

Dear Fellow Shareholders:

         We are pleased to present the investment results for the Columbia Partners Equity Fund. The fund, which began operations on March 31, 1999, had a return for the first six months of its existence of 9.4% versus a negative return of 0.4% for the S&P 500.

Investment results since inception have been as follows:


                        2ND         3RD       SINCE INCEPTION
                      QUARTER     QUARTER        3/31/99 -
                       1999        1999           9/30/99
---------------------------------------------------------------
COLUMBIA PARTNERS
 EQUITY FUND           9.8%        (0.4)%           9.4%

S&P 500                7.0%        (6.2)%          (0.4)%


         The stock market gave up some ground in the third quarter ending September 30, 1999, which was not unreasonable given the gains of the first two quarters of the year and the recent rise in interest rates. While economic fundamentals remain positive, the Federal Reserve found it necessary to raise short-term interest rates twice in a preemptive move against inflation.

         Throughout the summer months, investors gravitated back into growth stocks primarily in the technology sector, anticipating that this group would have the best prospects for earnings growth over the near-term. Our emphasis on technology stocks during this period helped the equity portfolio to strongly outperform the benchmark S&P 500 Index.

         In particular, our research pointed to a number of attractively valued technology stocks with strong earnings prospects and we increased our emphasis in this sector in the second quarter, and continued to add new companies during the third quarter. Strong PERFORMERS INCLUDED MICROSOFT, INTEL, MICRON TECHNOLOGY (SEMICONDUCTORS) AND EXAR (design telecommunications), beneficiaries of CONTINUED GROWTH IN THE WIRELESS COMMUNICATIONS MARKET. REALNETWORKS, a leading producer of media packets over the Internet, was also a standout.

         Currently the portfolio is comprised of a well-diversified group of stocks with an emphasis on those with reasonable valuations and good prospects for strong revenue and earnings growth. In addition to technology, we currently favor the consumer CYCLICAL SECTOR WITH POSITIONS IN HOME DEPOT AND COSTCO as well as Internet related companies, a market segment that did not even exist a few years ago. We remain optimistic that the bull market that began nearly twenty years ago is still intact and that the correction that occurred last quarter offered new opportunities for investments in the companies that will shape the future of American business.

                                      Very truly yours,


                                      Terence W. Collins, President

Columbia Partners Equity Fund
Schedule of Investments - September 30, 1999 (Unaudited)

Common Stock - 88.6%                      Shares                       Value

Apparel Stores - 1.8%
Chico's Fas, Inc.(a)                       6,040                       164,590
                                                              -----------------
Autos & Auto Parts - 1.1%
Gentex Corp.(a)                            5,090                       105,141
                                                              -----------------
Banks - 6.6%
Citigroup, Inc.                            9,692                       426,448
First Union Corp.                          2,570                        91,396
First Virginia Banks                       2,205                        96,055
                                                              -----------------
                                                                       613,899
                                                              -----------------
Beverages - 2.0%
Coca Cola Co.                              3,820                       183,599
                                                              -----------------
Broadcasting - 2.9%
Cablevision Systems Corp. - Class A (a)    1,685                       122,584
Cox Radio Inc. - Class A (a)               2,415                       143,693
                                                              -----------------
                                                                       266,277
                                                              -----------------
Building Supplies - 2.5%
Home Depot, Inc.                           3,440                       236,070
                                                              -----------------
Communications Equipment - 9.4%
Adaptec Inc.(a)                            4,415                       175,220
At Home Corp. - Class A(a)                 2,360                        97,792
EXAR Corp.(a)                              4,435                       166,035
Lucent Technologies, Inc.                  3,235                       209,871
Terayon Communications System (a)          2,920                       142,715
Winstar Communications (a)                 2,035                        79,492
                                                              -----------------
                                                                       871,125
                                                              -----------------
Computer Services & Software - 14.1%
Citrix Systems (a)                         3,405                       210,897
Digital Insight Corp.                        180                         2,700
EMC Corp(a)                                2,175                       155,377
Inktomi Corp.(a)                           1,740                       208,854
Internet Capital Group Inc.(a)               456                        40,071
Loislaw.com, Inc. (a)                      1,890                        27,405
Microsoft, Inc. (a)                        4,115                       372,665
Rational Software (a)                      3,481                       101,899
Realnetworks Inc.(a)                       1,850                       193,441
                                                              -----------------
                                                                     1,313,309
                                                              -----------------
Computers & Office Equipment - 6.9%
Broadcom Corp. - Class A (a)               1,235                       134,615
Cisco Systems, Inc.(a)                     2,050                       140,553
International Business Machines, Inc.      1,900                       230,612
Micron Technology                          2,105                       140,114
                                                              -----------------
                                                                       645,894
                                                              -----------------

See accompanying notes which are an integral part of the financial statements

Columbia Partners Equity Fund
Schedule of Investments - September 30, 1999 (Unaudited) - continued

Common Stocks - continued                 Shares                       Value

Department Stores - 2.2%
Dayton Hudson Corp.                        3,400                     $ 204,212
                                                              -----------------
Drugs & Pharmaceuticals - 1.6%
Priority Healthcare - Class B(a)           4,903                       151,365
                                                              -----------------
Electronics - 7.2%
Dallas Semiconductor                       2,895                       154,702
Intel Corp.                                3,525                       261,952
Rambus Inc. (a)                            1,535                       101,694
Vitess Semiconductor(a)                    1,740                       148,552
                                                              -----------------
                                                                       666,900
                                                              -----------------
General Merchandise Stores - 1.8%
Wal-Mart Stores, Inc.                      3,440                       163,615
                                                              -----------------
Grocery Stores - 3.0%
Safeway, Inc. (a)                          7,345                       279,569
                                                              -----------------
Health - Diversified - 7.2%
American Home Products, Inc.               3,435                       142,553
Bristol-Myers Squibb, Inc.                 3,820                       257,850
Johnson & Johnson, Inc.                    2,940                       270,111
                                                              -----------------
                                                                       670,514
                                                              -----------------
Home Furnishings - 0.9%
Furniture Brands International Inc.        4,095                        80,620
                                                              -----------------
Manufacturers - Diversified - 2.1%
Textron, Inc.                              2,510                       194,211
                                                              -----------------
Medical Equipment & Supplies - 1.4%
Syborn International Corp.                 4,715                       126,716
                                                              -----------------
Oil & Gas - 3.1%
BJ Services(a)                             4,530                       144,111
Nabors Industries Inc.                     5,945                       148,625
                                                              -----------------
                                                                       292,736
                                                              -----------------
Restaurants - 2.4%
McDonald's Corp.                           5,225                       224,675
                                                              -----------------
Retail & Wholesale, Misc. - 2.0%
Costco Wholesale Corp.(a)                  2,615                       188,280
                                                              -----------------
Savings & Loans - 3.4%
Roslyn Bancorp                             6,565                       117,349
Washington Mutual                          6,935                       202,849
                                                              -----------------
                                                                       320,198
                                                              -----------------

See accompanying notes which are an integral part of the financial statements

Columbia Partners Equity Fund
Schedule of Investments - September 30, 1999 (Unaudited) - continued

Common Stocks - continued                 Shares                       Value

Services - 1.3%
Orthodontic Centers of America (a)         7,140                     $ 124,950
                                                              -----------------
Telephone Services - 1.7%
MCI WorldCom (a)                           2,215                       159,203
                                                              -----------------
Total Common Stock (Cost $8,230,881)                                 8,247,668
                                                              -----------------

                                         Principal
                                           Amount                       Value
Money Market Securities - 13.5%
Firstar Treasury Fund, 4.41% (b)
  (Cost $1,252,301)                     $1,252,301                   1,252,301
                                                              -----------------
TOTAL INVESTMENTS (Cost $9,483,182) - 102.1%                         9,499,969
                                                              -----------------
Other assets less liabilities - (2.1)%                                (197,260)
                                                              -----------------
Total Net Assets - 100.0%                                          $ 9,302,709
                                                              =================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 1999.

See accompanying notes which are an integral part of the financial statements

Columbia Partners Equity Fund                                 September 30, 1999
Statement of Assets & Liabilities (Unaudited)


Assets
Investment in securities (cost $9,483,182)                         $ 9,499,969
Receivable for securities sold                                         173,861
Dividends receivable                                                     3,170
Interest receivable                                                      3,466
                                                             ------------------
   Total assets                                                      9,680,466

Liabilities
Payable to custodian bank                           $ 2,456
Accrued investment advisory fee payable               9,104
Payable for securities purchased                    366,197
                                           -----------------

   Total liabilities                                                   377,757
                                                             ------------------
Net Assets                                                         $ 9,302,709
                                                             ==================

Net Assets consist of:
Paid in capital                                                      9,040,311
Accumulated net investment income (loss)                                (2,973)
Accumulated undistributed net realized gain on investments             248,584
Net unrealized appreciation on investments                              16,787
                                                             ------------------

Net Assets, for 850,230 shares                                     $ 9,302,709
                                                             ==================

Net Asset Value

Offering price and redemption price per share
   ($9,302,709 / 850,230 )                                             $ 10.94
                                                             ==================

See accompanying notes which are an integral part of the financial statements

Columbia Partners Equity Fund
Statement of Operations - Six months ended September 30, 1999 (Unaudited)


Investment Income
Dividend income                                                       $ 21,977
Interest income                                                         16,418
                                                                ---------------
Total Income                                                            38,395


Expenses
Investment advisory fee                               $ 41,368
Trustees' fees                                             565
                                             ------------------
Total expenses before reimbursement                     41,933
Reimbursed expenses                                       (565)
                                             ------------------
Total operating expenses                                                41,368
                                                                ---------------
Net Investment Income (Loss)                                            (2,973)
                                                                ---------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities             248,584
Change in net unrealized appreciation (depreciation)
   on investment securities                             16,787
                                                                ---------------
Net gain on investment securities                                      265,371
                                                                ---------------
Net increase in net assets resulting from operations                 $ 262,398
                                                                ===============

See accompanying notes which are an integral part of the financial statements

Columbia Partners Equity Fund
Statement of Changes in Net Assets
   Six months ended September 30, 1999 (Unaudited)





Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                       $ (2,973)
   Net realized gain on investment securities                          248,584
   Change in net unrealized appreciation (depreciation)                 16,787
                                                                ---------------
   Net increase in net assets resulting from operations                262,398
                                                                ---------------
Share Transactions
   Net proceeds from sale of shares                                  9,112,341
   Shares redeemed                                                    (173,030)
                                                                ---------------
Net increase in net assets resulting
   from share transactions                                           8,939,311
                                                                ---------------
   Total increase in net assets                                      9,201,709
                                                                ---------------

Net Assets
   Beginning of period                                                 101,000
                                                                ---------------
   End of period [including accumulated net
      investment loss of $2,973]                                   $ 9,302,709
                                                                ===============

See accompanying notes which are an integral part of the financial statements

Columbia Partners Equity Fund
Financial Highlights - Six months ended September 30, 1999 (Unaudited)





Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income (loss)                             0.00
   Net realized and unrealized gain                         0.94
                                                   --------------
Total from investment operations                            0.94
                                                   --------------

Net asset value, end of period                           $ 10.94
                                                   ==============

Total Return (b)                                           9.40%

Ratios and Supplemental Data
Net assets, end of period (000)                           $9,303
Ratio of expenses to average net assets                    1.20% (a)
Ratio of expenses to average net assets
   before reimbursement                                    1.22% (a)
Ratio of net investment income (loss) to
   average net assets                                    (0.09)% (a)
Ratio of net investment income (loss) to
   average net assets before reimbursement               (0.10)% (a)
Portfolio turnover rate                                  178.51% (a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.

See accompanying notes which are an integral part of the financial statements

                          COLUMBIA PARTNERS EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                          SEPTEMBER 30, 1999 (UNAUDITED)

NOTE 1.  ORGANIZATION

     Columbia Partners Equity Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 2, 1999 and commenced operations on March 31, 1999. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long term capital growth. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITIES VALUATIONS- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                          COLUMBIA PARTNERS EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                   SEPTEMBER 30, 1999 (UNAUDITED) - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL INCOME TAXES- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

OTHER- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Columbia Partners, L.L.C. (the "Advisor") to manage the Fund's investments. The Advisor was organized as an independent limited liability company owned 50% by its employees and 50% by Galway Capital Management, L.L.C., a venture capital firm. The Advisor was organized in 1995. The investment decisions for the Fund are made by a team of the Advisor, which is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six-month period ended September 30, 1999 the Advisor received a fee of $41,368 from the Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.20%. For the six-month period ended September 30, 1999, the Advisor reimbursed expenses of $565. There is no assurance that such reimbursement will continue in the future.

                          COLUMBIA PARTNERS EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                   SEPTEMBER 30, 1999 (UNAUDITED) - CONTINUED

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six-month period ended September 30, 1999, the Administrator received fees of $15,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor") to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the six-month period ended September 30, 1999. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

     As of September 30, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at September 30, 1999 was $9,040,311.

     Transactions in shares were as follows:

                              For the six-month period ended
                                    September 30, 1999
                                   Shares        Dollars

Shares sold                       855,806       $9,112,341
Shares redeemed                   (15,576)        (173,030)
                                  -------       ----------
                                  840,130        8,939,311
                                  =======       ==========

NOTE 5.  INVESTMENTS

     For the six-month period ended September 30, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $13,092,556 AND $5,110,258, respectively. As of September 30, 1999, the gross unrealized appreciation for all securities totaled $586,509 and the gross unrealized depreciation for all securities totaled $569,722 for a net unrealized appreciation of $16,787. The aggregate cost of securities for federal income tax purposes at September 30, 1999 was $9,483,182.

                          COLUMBIA PARTNERS EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                   SEPTEMBER 30, 1999 (UNAUDITED) - CONTINUED

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 1999, Michael
F. Horn, Sr. beneficially owned more than 27% of the Fund.

Martin Capital Austin Opportunity Fund
Schedule of Investments - September 30, 1999 (Unaudited)

Common Stocks - 93.8%                    Shares                         Value

Autos & Auto Parts - 2.6%
Travis Boats & Motors (a)                  810                         $ 7,796
                                                              -----------------
Communications Equipment - 3.2%
Motorola, Inc.                             110                           9,680
                                                              -----------------
Computer Services & Software - 11.3%
Computer Sciences Corp. (a)                150                          10,547
Electronic Arts (a)                        200                          14,475
Netsolve, Inc. (a)                         500                           8,999
                                                              -----------------
                                                                        34,021
                                                              -----------------
Computers & Office Equipment - 18.1%
Apple Computer, Inc.                       220                          13,929
Dell Computer Corp. (a)                    330                          13,798
International Business Machines, Inc.       80                           9,710
National Instruments (a)                   480                          16,965
                                                              -----------------
                                                                        54,402
                                                              -----------------
Electrical Equipment - 3.9%
Applied Materials, Inc. (a)                150                          11,653
                                                              -----------------
Electronic Instruments - 2.8%
Advanced Micro Dev                         490                           8,422
                                                              -----------------
Electronics - 8.2%
Cirrus Logic, Inc. (a)                   1,330                          14,630
Solectron Corp. (a)                        140                          10,054
                                                              -----------------
                                                                        24,684
                                                              -----------------
Entertainment - 0.9%
Grand Adventures Tour & Travel (a)       1,000                           2,810
                                                              -----------------
Grocery Stores - 2.9%
Whole Foods Market (a)                     270                           8,834
                                                              -----------------
Health - Diversified - 2.8%
Abbott Laboratories, Inc.                  230                           8,452
                                                              -----------------
Internet Information Providers - 19.1%
Drkoop.com, Inc. (a)                       590                           8,370
Garden.com, Inc. (a)                       850                          16,044
Hoover's, Inc.                           1,290                          14,190
Vignette Corp. (a)                         210                          19,005
                                                              -----------------
                                                                        57,609
                                                              -----------------
Natural Gas - 3.0%
Southern Union                             470                           8,930
                                                              -----------------
Photography & Imaging - 2.9%
Dupont Photomasks (a)                      190                           8,752
                                                              -----------------

See accompanying notes which are an integral part of the financial statements

Martin Capital Austin Opportunity Fund
Schedule of Investments - September 30, 1999 (Unaudited) - continued

Common Stocks - continued                Shares                         Value

Restaurants - 2.8%
Schlotzky's Inc. (a)                     1,060                           8,612
                                                              -----------------
Retail & Wholesale - Specialty - 5.5%
pcOrder.com, Inc. - Class A (a)            470                          16,509
                                                              -----------------
Telephone Services - 3.8%
IXC Communications (a)                     290                          11,437
                                                              -----------------
TOTAL COMMON STOCKS (Cost $288,741)                                    282,603
                                                              -----------------

                                        Principal
                                          Amount                        Value
Money Market Securities - 8.8%
Firstar Treasury Fund, 4.41% (b)
   (Cost $26,518)                       $ 26,518                        26,518
                                                              -----------------
TOTAL INVESTMENTS - 102.6%  (Cost $315,259)                            309,121
                                                              -----------------
Other assets less liabilities - (2.6%)                                  (7,921)
                                                              -----------------
TOTAL NET ASSETS - 100.0%                                            $ 301,200
                                                              =================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 1999.

See accompanying notes which are an integral part of the financial statements

Martin Capital Austin Opportunity Fund                        September 30, 1999
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities (cost $315,259)                             $ 309,121
Receivable for fund shares sold                                          4,000
Dividends receivable                                                        13
Interest receivable                                                        159
                                                             ------------------
   Total assets                                                        313,293

Liabilities
Accrued investment advisory fee payable               $ 284
Payable for securities purchased                     11,809
                                           -----------------

   Total liabilities                                                    12,093
                                                             ------------------

Net Assets                                                           $ 301,200
                                                             ==================

Net Assets consist of:
Paid in capital                                                      $ 307,450
Accumulated net investment income (loss)                                  (112)
Net unrealized depreciation on investments                              (6,138)
                                                             ------------------

Net Assets, for 30,613 shares                                        $ 301,200
                                                             ==================

Net Asset Value

Offering price and redemption price per share
   ($301,200 / 30,613)                                                  $ 9.84
                                                             ==================

See accompanying notes which are an integral part of the financial statements

Martin Capital Austin Opportunity Fund
Statement of Operations for the Period August 31, 1999
   (Commencement of Operations) to September 30, 1999 (Unaudited)

Investment Income
Dividend income                                                           $ 13
Interest income                                                            159
                                                                ---------------
Total Income                                                               172


Expenses
Investment advisory fee                                  $ 284
Trustees' fees                                              20
                                             ------------------
Total expenses before reimbursement                        304
Reimbursed expenses                                        (20)
                                             ------------------
Total operating expenses                                                   284
                                                                ---------------
Net Investment Income (Loss)                                              (112)
                                                                ---------------

Realized & Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation)
   on investment securities                             (6,138)
                                             ------------------
Net gain (loss) on investment securities                                (6,138)
                                                                ---------------
Net decrease in net assets resulting from operations                  $ (6,250)
                                                                ===============

See accompanying notes which are an integral part of the financial statements

Martin Capital Austin Opportunity Fund
Statement of Changes in Net Assets for the period August 31, 1999
   (Commencement of Operations) to September 30, 1999 (Unaudited)




Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                         $ (112)
   Change in net unrealized appreciation (depreciation)                 (6,138)
                                                               ----------------
   Net decrease in net assets resulting from operations                 (6,250)
                                                               ----------------
Share Transactions
   Net proceeds from sale of shares                                    307,450
                                                               ----------------
Net increase in net assets resulting
   from share transactions                                             307,450
                                                               ----------------
   Total increase in net assets                                        301,200
                                                               ----------------

Net Assets
   Beginning of period                                                       -
                                                               ----------------
   End of period [including accumulated net
      investment loss of $112]                                       $ 301,200
                                                               ================

See accompanying notes which are an integral part of the financial statements

Martin Capital Austin Opportunity Fund
Financial Highlights for the period August 31, 1999
   (Commencement of Operations) to September 30, 1999 (Unaudited)




Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income (loss)                                -
   Net realized and unrealized gain (loss)                 (0.16)
                                                   --------------
Total from investment operations                           (0.16)
                                                   --------------

Net asset value, end of period                            $ 9.84
                                                   ==============

Total Return (b)                                         (1.60)%

Ratios and Supplemental Data
Net assets, end of period (000)                             301
Ratio of expenses to average net assets                    1.25% (a)
Ratio of expenses to average net assets
   before reimbursement                                    1.34% (a)
Ratio of net investment income (loss) to
   average net assets                                    (0.49)% (a)
Ratio of net investment income (loss) to
   average net assets before reimbursement               (0.58)% (a)
Portfolio turnover rate                                    0.00% (a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.

See accompanying notes which are an integral part of the financial statements

Martin Capital U.S. Opportunity Fund
Schedule of Investments - September 30, 1999 (Unaudited)

Common Stocks - 93.1%                    Shares                        Value

Apparel Stores - 1.4%
Gap, Inc.                                  640                          20,480
                                                              -----------------
Banks - 3.2%
Citigroup, Inc.                            420                          18,480
Toronto-Dominion Bank                    1,530                          29,835
                                                              -----------------
                                                                        48,315
                                                              -----------------
Building Supplies - 1.4%
Home Depot, Inc.                           320                          21,960
                                                              -----------------
Communications Equipment - 8.9%
At Home Corp. - Class A' (a)               550                          22,791
Lucent Technologies, Inc.                  330                          21,409
Motorola, Inc.                             290                          25,520
QUALCOM, Inc. (a)                          260                          49,189
Vtel Corp.                               4,520                          16,667
                                                              -----------------
                                                                       135,576
                                                              -----------------
Computer Services & Software - 19.9%
3Com Corp (a)                              520                          14,950
Advent Software (a)                        540                          33,615
America Online, Inc. (a)                   320                          33,280
BMC Software(a)                            520                          37,213
Cadence Design Systems                   1,050                          13,912
Computer Associates International          570                          34,913
EMC Corp (a)                               490                          35,004
Microsoft, Inc. (a)                        220                          19,924
Networks Associates (a)                    610                          11,666
Oracle Corp. (a)                           400                          18,200
Prodigy Communications (a)               1,030                          18,283
Yahoo, Inc. (a)                            180                          32,310
                                                              -----------------
                                                                       303,270
                                                              -----------------
Computers & Office Equipment - 11.1%
Altera Corp (a)                            630                          27,326
Cisco Systems, Inc.                        500                          34,281
Dell Computer Corp. (a)                    770                          32,196
Hewlett-Packard Co.                        250                          23,000
Micron Technology (a)                      240                          15,975
Sun Microsystems, Inc. (a)                 400                          37,200
                                                              -----------------
                                                                       169,978
                                                              -----------------
Construction - 1.5%
Centex Corp.                               770                          22,763
                                                              -----------------
Drugs & Pharmaceuticals - 5.2%
Lilly (Eli), Inc.                          380                          24,320
Merck & Co., Inc.                          390                          25,277
Pfizer, Inc.                               840                          30,187
                                                              -----------------
                                                                        79,784
                                                              -----------------

See accompanying notes which are an integral part of the financial statements

Martin Capital U.S. Opportunity Fund
Schedule of Investments - September 30, 1999 (Unaudited) - continued

Common Stocks - continued                Shares                        Value

Electrical Equipment - 4.9%
American Power Conversion, Inc. (a)      1,040                        $ 19,760
Applied Materials, Inc. (a)                440                          34,182
General Electric, Inc.                     180                          21,341
                                                              -----------------
                                                                        75,283
                                                              -----------------
Electronic Instruments - 5.1%
LSI Logic (a)                              650                          33,475
Texas Instruments                          400                          32,900
Advanced Micro Devices                     700                          12,031
                                                              -----------------
                                                                        78,406
                                                              -----------------
Electronics - 2.2%
Intel Corp.                                450                          33,441
                                                              -----------------
Entertainment - 1.5%
Time Warner, Inc.                          390                          23,693
                                                              -----------------
Finance - Diversified - 1.8%
American Express                           210                          28,271
                                                              -----------------
Grocery Stores - 1.0%
Whole Foods Market (a)                     470                          15,378
                                                              -----------------
Industrial Machinery & Equipment - 3.2%
Lam Research (a)                           790                          48,190
                                                              -----------------
Insurance - 1.5%
Berkshire Hathaway - Class B (a)            12                          22,272
                                                              -----------------
Internet Information Providers - 2.0%
Vignette Corp. (a)                         340                          30,770
                                                              -----------------
Investment Company - 1.6%
Bear Stearns Cos                           650                          24,984
                                                              -----------------
Medical Equipment & Supplies - 3.3%
Medtronic, Inc.                            540                          19,170
VISX, Inc. (a)                             390                          30,847
                                                              -----------------
                                                                        50,017
                                                              -----------------
Photography & Imaging - 2.0%
Dupont Photomasks (a)                      650                          29,941
                                                              -----------------
Restaurants - 2.2%
Starbucks Corp. (a)                      1,330                          32,959
                                                              -----------------
Retail & Wholesale - Specialty - 3.7%
pcOrder.com, Inc. - Class A (a)            530                          18,616
Tiffany & Co.                              630                          37,761
                                                              -----------------
                                                                        56,377
                                                              -----------------

See accompanying notes which are an integral part of the financial statements

Martin Capital U.S. Opportunity Fund
Schedule of Investments - September 30, 1999 (Unaudited) - continued

Common Stocks - continued                Shares                        Value

Securities Industry - 1.6%
Schwab(Charles) Corp                       720                        $ 24,255
                                                              -----------------
Telephone Services - 2.9%
AT&T Corp.                                 500                          21,750
Qwest Communications (a)                   740                          21,876
                                                              -----------------
                                                                        43,626
                                                              -----------------
TOTAL COMMON STOCKS (Cost $1,361,402)                                1,419,989
                                                              -----------------

                                        Principal
                                          Amount                       Value

U.S. Government Obligations - 3.9%
US Treasury Bonds, 6%, 2/15/2024
   (Cost $59,386)                       $ 60,000                        59,386
                                                              -----------------
Money Market Securities - 3.0%
Firstar Treasury Fund, 4.41% (b)
   (Cost $45,875)                         45,876                        45,875
                                                              -----------------

TOTAL INVESTMENTS - 100.0%  (Cost $1,466,663)                        1,525,250
                                                              -----------------
Other assets less liabilities - (0.0%)                                    (123)
                                                              -----------------
TOTAL NET ASSETS - 100.0%                                           $ 1,525,127
                                                              =================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 1999.

See accompanying notes which are an integral part of the financial statements

Martin Capital U.S. Opportunity Fund                          September 30, 1999
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities (cost $ 1,466,663)                        $ 1,525,250
Dividends receivable                                                       624
Interest receivable                                                        843
                                                             ------------------
   Total assets                                                      1,526,717

Liabilities
Payable to custodian bank                              $ 50
Accrued investment advisory fee payable               1,540
                                           -----------------

   Total liabilities                                                     1,590
                                                             ------------------

Net Assets                                                         $ 1,525,127
                                                             ==================

Net Assets consist of:
Paid in capital                                                    $ 1,467,707
Accumulated net investment income (loss)                                (1,167)
Net unrealized appreciation on investments                              58,587
                                                             ------------------

Net Assets, for 145,989 shares                                     $ 1,525,127
                                                             ==================


Net Assets
Offering price and redemption price per share
   ($1,525,127/145,989)                                                $ 10.45
                                                             ==================

See accompanying notes which are an integral part of the financial statements

Martin Capital U.S. Opportunity Fund
Statement of Operations - Six months ended September 30, 1999 (Unaudited)


Investment Income
Dividend income                                                        $ 1,542
Interest income                                                          3,537
                                                                ---------------
Total Income                                                             5,079


Expenses
Investment advisory fee                                $ 6,260
Trustees' fees                                             584
                                             ------------------
Total expenses before reimbursement                      6,844
Reimbursed expenses                                       (584)
                                             ------------------
Total operating expenses                                                 6,260
                                                                ---------------
Net Investment Income (Loss)                                            (1,181)
                                                                ---------------

Realized & Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation)
   on investment securities                             58,587
                                            ------------------
Net gain on investment securities                                       58,587
                                                                ---------------
Net increase in net assets resulting from operations                  $ 57,406
                                                                ===============

See accompanying notes which are an integral part of the financial statements

Martin Capital U.S. Opportunity Fund
Statement of Changes in Net Assets
   Six months ended September 30, 1999 (Unaudited)





Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                       $ (1,181)
   Change in net unrealized appreciation (depreciation)                 58,587
                                                              -----------------
   Net increase in net assets resulting from operations                 57,406
                                                              -----------------
Share Transactions
   Net proceeds from sale of shares                                  1,296,083
   Shares redeemed                                                      (8,576)
                                                              -----------------
Net increase in net assets resulting
   from share transactions                                           1,287,507
                                                              -----------------
   Total increase in net assets                                      1,344,913
                                                              -----------------

Net Assets
   Beginning of period                                                 180,214
                                                              -----------------
   End of period [including accumulated net
      investment loss of $1,167]                                    $ 1,525,127
                                                              =================

See accompanying notes which are an integral part of the financial statements

Martin Capital U.S. Opportunity Fund
Financial Highlights - Six months ended September 30, 1999 (Unaudited)





Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income (loss)                            (0.01)
   Net realized and unrealized gain                         0.46
                                                   --------------
Total from investment operations                            0.45
                                                   --------------

Net asset value, end of period                           $ 10.45
                                                   ==============

Total Return (b)                                           4.50%

Ratios and Supplemental Data
Net assets, end of period (000)                            1,525
Ratio of expenses to average net assets                    1.25% (a)
Ratio of expenses to average net assets
   before reimbursement                                    1.37% (a)
Ratio of net investment income (loss) to
   average net assets                                    (0.24)% (a)
Ratio of net investment income (loss) to
   average net assets before reimbursement               (0.35)% (a)
Portfolio turnover rate                                    0.00% (a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.

See accompanying notes which are an integral part of the financial statements

                        MARTIN CAPITAL OPPORTUNITY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)


NOTE 1.  ORGANIZATION

     Martin Capital Austin Opportunity Fund (the "Austin Opportunity Fund") and Martin Capital U.S. Opportunity Fund (the "U.S. Opportunity Fund") were organized as series of the AmeriPrime Funds, an Ohio business trust (the "Trust") on August 14, 1998 and commenced operations on August 31, 1999 and March 31, 1999, respectively. Each Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The investment objective of each Fund is to provide long term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

SECURITIES VALUATIONS- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                        MARTIN CAPITAL OPPORTUNITY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                   SEPTEMBER 30, 1999 (UNAUDITED) - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL INCOME TAXES- Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

OTHER- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Funds retain Martin Capital Advisors, L.L.P. (the "Advisor") to manage each Fund's investments. The Advisor is a Texas limited liability partnership organized on January 29, 1999. Paul Martin, President and controlling partner of the Advisor is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay each Fund's expenses, the Funds are authorized to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of each Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Advisor. For the period August 31, 1999 (commencement of operations) through September 30, 1999, the Advisor received a fee of $284 from the Austin Opportunity Fund. For the six-month period ended September 30, 1999, the Advisor received a fee of $6,260 from the U.S. Opportunity Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.25% for each Fund. For the period August 31, 1999 (commencement of operations) through September 30, 1999, the Advisor reimbursed expenses of $20 for the Austin Opportunity fund. For the six-month

                        MARTIN CAPITAL OPPORTUNITY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                   SEPTEMBER 30, 1999 (UNAUDITED) - CONTINUED


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

period ended September 30, 1999, the Advisor reimbursed expenses of $584 for the U.S. Opportunity Fund. There is no assurance that such reimbursements will continue in the future.

     Each Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage each Fund's business affairs and to provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period August 31, 1999 (commencement of operations) through September 30, 1999, the Administrator received fees of $1,667 from the Advisor for administrative services provided to the Austin Opportunity Fund. For the six-month period ended September 30, 1999, the Administrator received fees of $10,000 from the Advisor for administrative services provided to the U.S. Opportunity Fund.

     Each Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor") to act as the principal distributor of each Fund's shares. There were no payments made to the Distributor for the period August 31, 1999 (commencement of operations) through September 30, 1999 and for the six-month period ended April 30, 1999 for Austin Opportunity Fund and U.S. Opportunity Fund, respectively. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.


NOTE 5.  SHARE TRANSACTIONS

AUSTIN OPPORTUNITY FUND. As of September 30, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at September 30, 1999 was $307,450.

Transactions in shares were as follows:

                         For the period August 31, 1999 (Commencement
                            of Operations) to September 30, 1999
                                   Shares        Dollars

Shares sold                        30,613         $307,450
Shares redeemed                         -                -
                                  -------        ---------
                                   30,613         $307,450
                                  =======        =========

                        MARTIN CAPITAL OPPORTUNITY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                   SEPTEMBER 30, 1999 (UNAUDITED) - CONTINUED

NOTE 5.  SHARE TRANSACTIONS - CONTINUED

U.S. OPPORTUNITY FUND.   As of September 30, 1999, there was an unlimited number
of authorized shares for the Fund. Paid in capital at September 30, 1999 was $1,467,707.

Transactions in shares were as follows:

                              For the six-month period ended
                                    September 30, 1999
                                   Shares        Dollars

Shares sold                       128,799       $1,296,083
Shares redeemed                      (830)          (8,576)
                                  -------       ----------
                                  127,969        1,287,507
                                  =======       ==========


NOTE 6.  INVESTMENTS

AUSTIN OPPORTUNITY FUND. For the period August 31, 1999 (commencement of operations) to September 30, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $288,741 and $0, respectively. The gross unrealized appreciation for all securities totaled $11,550 and the gross unrealized depreciation for all securities totaled $17,688 for a net unrealized depreciation of $6,138. The aggregate cost of securities for federal income tax purposes at September 30, 1999 was $315,259.

U.S. OPPORTUNITY FUND. For the six-month period ended September 30, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $1,420,783 and $3, respectively. The gross unrealized appreciation for all securities totaled $175,683 and the gross unrealized depreciation for all securities totaled $117,096 for a net unrealized appreciation of $58,587. The aggregate cost of securities for federal income tax purposes at September 30, 1999 was $1,466,663.


NOTE 7. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                        MARTIN CAPITAL OPPORTUNITY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                   SEPTEMBER 30, 1999 (UNAUDITED) - CONTINUED


NOTE 8. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 1999, Paul B. Martin, Jr. and Eileen Vanderlee each beneficially owned more than 32% of the Austin Opportunity Fund. As of September 30, 1999, National Investor Services owned of record in aggregate more than 75% of the U.S. Opportunity Fund.

Shepherd Values Market Neutral Fund
Schedule of Investments - September 30, 1999 (Unaudited)

Common Stocks - 81.8%                     Shares                        Value

Communications Equipment - 4.6%
Nokia Corp.                                 149                       $ 13,382
                                                              -----------------
Computer Services & Software - 10.6%
BMC Software (a)                            221                         15,815
EMC Corp. (a)                               207                         14,788
                                                              -----------------
                                                                        30,603
                                                              -----------------
Computers & Office Equipment - 12.8%
Cisco Systems, Inc. (a)                     190                         13,027
International Business Machines, Inc.        98                         11,895
Zebra Technologies - Class A (a)            263                         11,958
                                                              -----------------
                                                                        36,880
                                                              -----------------
Drug Stores - 4.1%
Walgreen Co.                                471                         11,952
                                                              -----------------
Energy Services - 3.9%
Schlumberger Ltd. (a)                       181                         11,279
                                                              -----------------
Grocery Stores - 3.2%
Safeway, Inc. (a)                           240                          9,135
                                                              -----------------
Health - Diversified - 7.9%
Abbott Laboratories, Inc.                   292                         10,731
Bristol-Myers Squibb, Inc. (a)              179                         12,083
                                                              -----------------
                                                                        22,814
                                                              -----------------
Insurance - 4.2%
American International Group                139                         12,084
                                                              -----------------
Investment Company - 4.2%
Goldman Sachs Group, Inc.                   198                         12,078
                                                              -----------------
Restaurants - 4.6%
McDonald's Corp. (a)                        310                         13,330
                                                              -----------------
Retail & Wholesale - Specialty - 4.7%
SYSCO Corp.                                 387                         13,569
                                                              -----------------
Services - 8.7%
Orthodontic Centers of America (a)          781                         13,667
Service Master Co.                          710                         11,404
                                                              -----------------
                                                                        25,071
                                                              -----------------

See accompanying notes which are an integral part of the financial statements

Shepherd Values Market Neutral Fund
Schedule of Investments - September 30, 1999 (Unaudited) - continued

Common Stocks - continued                 Shares                        Value

Telephone Services - 8.3%
GTE Corp.                                   163                       $ 12,531
MCI WorldCom (a)                            157                         11,284
                                                              -----------------
                                                                        23,815
                                                              -----------------
TOTAL COMMON STOCKS (Cost $227,669)                                    235,992
                                                              -----------------

                                         Principal
                                           Amount
Money Market Securities - 4.5%
Firstar Treasury Fund, 4.41% (b)
   (Cost $12,884)                        $ 12,884                       12,884
                                                              -----------------
TOTAL INVESTMENTS - 86.3% (Cost $240,553)                              248,876
                                                              -----------------
Other assets less liabilities - 13.7%                                   39,639
                                                              -----------------
Total Net Assets - 100.0%                                            $ 288,515
                                                              =================

(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 1999.

See accompanying notes which are an integral part of the financial statements

Shepherd Values Market Neutral Fund                           September 30, 1999
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities (cost $240,553)                             $ 248,876
Cash                                                                    28,611
Receivable for securities sold                                         106,019
Dividends receivable                                                       131
Receivable from investment advisor                                         541
                                                             ------------------
   Total assets                                                        384,178

Liabilities
Payable for securities purchased                  $ 95,663
                                          -----------------

   Total liabilities                                                    95,663
                                                             ------------------

Net Assets                                                           $ 288,515
                                                             ==================

Net Assets consist of:
Paid in capital                                                      $ 288,162
Accumulated undistributed net investment income                            135
Accumulated net realized gain (loss) on investments                     (8,105)
Net unrealized appreciation on investments                               8,323
                                                             ------------------

Net Assets, for 29,198 shares                                        $ 288,515
                                                             ==================

Net Asset Value and
  redemption price per share ($288,515 / 29,198)                        $ 9.88
                                                             ==================

Maximum offering price per share (100/96.50 of $9.88)                  $ 10.24
                                                             ==================

See accompanying notes which are an integral part of the financial statements

Shepherd Values Market Neutral Fund
Statement of Operations for the Period April 13, 1999
   (Commencement of Operations) to September 30, 1999 (Unaudited)

Investment Income
Dividend income                                                          $ 401
Interest income                                                            261
                                                                ---------------
Total Income                                                               662


Expenses
Investment advisory fee                                  $ 112
Trustees' fees                                             415
                                             ------------------
Total operating expenses                                                   527
                                                                ---------------
Net Investment Income                                                      135
                                                                ---------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment
   securities                                           (8,105)
Change in net unrealized appreciation (depreciation)
   on investment securities                              8,323
                                             ------------------
Net gain on investment securities                                          218
                                                                ---------------
Net increase in net assets resulting from operations                     $ 353
                                                                ===============

See accompanying notes which are an integral part of the financial statements

Shepherd Values Market Neutral Fund
Statement of Changes in Net Assets for the period April 13, 1999
   (Commencement of Operations) to September 30, 1999 (Unaudited)




Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                          $ 135
   Net realized gain (loss) on investment securities                    (8,105)
   Change in net unrealized appreciation (depreciation)                  8,323
                                                              -----------------
   Net increase in net assets resulting from operations                    353
                                                              -----------------
Share Transactions
   Net proceeds from sale of shares                                    288,191
   Shares redeemed                                                         (29)
                                                              -----------------
Net increase in net assets resulting
   from share transactions                                             288,162
                                                              -----------------
   Total increase in net assets                                        288,515
                                                              -----------------

Net Assets
   Beginning of period                                                       -
                                                              -----------------
   End of period [including accumulated undistributed net
      investment income of $135]                                     $ 288,515
                                                              =================

See accompanying notes which are an integral part of the financial statements

Shepherd Values Market Neutral Fund
Financial Highlights for the period April 13, 1999
   (Commencement of Operations) to September 30, 1999 (Unaudited)




Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income (loss)                             0.01
   Net realized and unrealized gain                        (0.13)
                                                   --------------
Total from investment operations                           (0.12)
                                                   --------------

Net asset value, end of period                            $ 9.88
                                                   ==============

Total Return (b) (c)                                     (1.20)%

Ratios and Supplemental Data
Net assets, end of period (000)                            $ 289
Ratio of expenses to average net assets                    0.59% (a) (d)
Ratio of net investment income to
   average net assets                                      0.15% (a)
Portfolio turnover rate                                  211.03% (a)

(a)  Annualized
(b)  For periods of less than a full year, total returns are not annualized.
(c)  Total return calculations exclude the effect of sales charges.
(d)  For the period April 13, 1999 (commencement of operations) to
     May 31, 1999 (see Note 3).

See accompanying notes which are an integral part of the financial statements

Shepherd Values Growth Fund
Schedule of Investments - September 30, 1999 (Unaudited)

Common Stocks - 56.8%                     Shares                        Value

Communications Equipment - 3.2%
Nokia Corp.                                  74                        $ 6,646
                                                              -----------------
Computer Services & Software - 7.3%
BMC Software (a)                            110                          7,872
EMC Corp(a)                                 102                          7,287
                                                              -----------------
                                                                        15,159
                                                              -----------------
Computers & Office Equipment - 8.9%
Cisco Systems, Inc.(a)                       95                          6,513
International Business Machines, Inc.        49                          5,947
Zebra Technologies - Class A (a)            131                          5,956
                                                              -----------------
                                                                        18,416
                                                              -----------------
Drug Stores - 2.9%
Walgreen Co.                                235                          5,963
                                                              -----------------
Energy Services - 2.7%
Schlumberger Ltd. (a)                        90                          5,608
                                                              -----------------
Grocery Stores - 2.2%
Safeway, Inc. (a)                           120                          4,568
                                                              -----------------
Health - Diversified - 5.5%
Abbott Laboratories, Inc.                   145                          5,329
Bristol-Myers Squibb, Inc. (a)               90                          6,075
                                                              -----------------
                                                                        11,404
                                                              -----------------
Insurance - 2.9%
American International Group                 69                          5,999
                                                              -----------------
Investment Company - 2.9%
Goldman Sachs Group Inc.                     99                          6,039
                                                              -----------------
Restaurants - 3.2%
McDonald's Corp. (a)                        154                          6,622
                                                              -----------------
Retail & Wholesale - Specialty - 3.3%
SYSCO Corp.                                 194                          6,802
                                                              -----------------
Services - 6.0%
Orthodontic Centers of America (a)          390                          6,825
ServiceMaster Co.                           354                          5,686
                                                              -----------------
                                                                        12,511
                                                              -----------------

See accompanying notes which are an integral part of the financial statements

Shepherd Values Growth Fund
Schedule of Investments - September 30, 1999 (Unaudited) - continued

Common Stocks - continued                 Shares                        Value

Telephone Services - 5.8%
GTE Corp.                                    82                          6,304
MCI WorldCom (a)                             78                          5,606
                                                              -----------------
                                                                        11,910
                                                              -----------------
TOTAL COMMON STOCKS (Cost $114,052)                                    117,647
                                                              -----------------

                                         Principal
                                           Amount
Money Market Securities - 3.1%
Firstar Treasury Fund, 4.41% (b)
   (Cost $6,339)                          $ 6,339                        6,339
                                                              -----------------
TOTAL INVESTMENTS - 59.9% (Cost $120,391)                              123,986
                                                              -----------------
Other assets less liabilities - 40.1%                                   82,972
                                                              -----------------
Total Net Assets - 100.0%                                            $ 206,958
                                                              =================

(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 1999.

See accompanying notes which are an integral part of the financial statements

Shepherd Values Growth Fund                                   September 30, 1999
Statement of Assets & Liabilities (Unaudited)

Assets
Investment in securities (cost $120,391)                             $ 123,986
Cash                                                                    79,319
Receivable for securities sold                                          51,551
Dividends receivable                                                       105
Interest receivable                                                         33
                                                             ------------------
   Total assets                                                      $ 254,994

Liabilities
Accrued investment advisory fee payable                $ 54
Payable for securities purchased                     47,982
                                           -----------------

   Total liabilities                                                    48,036
                                                             ------------------

Net Assets                                                           $ 206,958
                                                             ==================

Net Assets consist of:
Paid in capital                                                        205,723
Accumulated net investment income (loss)                                  (192)
Accumulated net realized gain (loss) on investments                     (2,168)
Net unrealized appreciation on investments                               3,595
                                                             ------------------

Net Assets, for 21,307 shares                                        $ 206,958
                                                             ==================

Net Asset Value and
  redemption price per share ( $206,958 / 21,307)                       $ 9.71
                                                             ==================

Maximum offering price per share (100/96.50 of $9.71)                  $ 10.06
                                                             ==================

See accompanying notes which are an integral part of the financial statements

Shepherd Values Growth Fund
Statement of Operations for the Period April 13, 1999
   (Commencement of Operations) to September 30, 1999 (Unaudited)

Investment Income
Dividend income                                                          $ 169
Interest income                                                            197
                                                                ---------------
Total Income                                                               366


Expenses
Investment advisory fee                                   $ 99
Trustees' fee                                              459
                                             ------------------
Total operating expenses                                                   558
                                                                ---------------
Net Investment Income (Loss)                                              (192)
                                                                ---------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment
   securities                                           (2,168)
Change in net unrealized appreciation (depreciation)
   on investment securities                              3,595
                                             ------------------
Net gain on investment securities                                        1,427
                                                                ---------------
Net increase in net assets resulting from operations                   $ 1,235
                                                                ===============

See accompanying notes which are an integral part of the financial statements

Shepherd Values Growth Fund
Statement of Changes in Net Assets for the period April 13, 1999
   (Commencement of Operations) to September 30, 1999 (Unaudited)




Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                         $ (192)
   Net realized gain (loss) on investment securities                    (2,168)
   Change in net unrealized appreciation (depreciation)                  3,595
                                                              -----------------
   Net increase in net assets resulting from operations                  1,235
                                                              -----------------
Share Transactions
   Net proceeds from sale of shares                                    205,747
   Shares redeemed                                                         (24)
                                                              -----------------
Net increase in net assets resulting
   from share transactions                                             205,723
                                                              -----------------
   Total increase in net assets                                        206,958
                                                              -----------------

Net Assets
   Beginning of period                                                       -
                                                              -----------------
   End of period [including accumulated undistributed net
      investment loss of $192]                                       $ 206,958
                                                              =================

See accompanying notes which are an integral part of the financial statements

Shepherd Values Growth Fund
Financial Highlights for the period April 13, 1999
   (Commencement of Operations) to September 30, 1999 (Unaudited)




Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income (loss)                            (0.02)
   Net realized and unrealized gain (loss)                 (0.27)
                                                   --------------
                                                   --------------
Total from investment operations                           (0.29)
                                                   --------------

Net asset value, end of period                            $ 9.71
                                                   ==============

Total Return (b) (c)                                     (2.90)%

Ratios and Supplemental Data
Net assets, end of period (000)                            $ 207
Ratio of expenses to average net assets                    1.10% (a) (d)
Ratio of net investment income (loss) to
   average net assets                                    (0.38)%(a)
Portfolio turnover rate                                  190.64% (a)

(a)  Annualized
(b)  Total returns do not include the one time sales charge.
(c)  For periods of less than a full year, total returns are not annualized.
(d)  For the period April 13, 1999 (commencement of operations) to
     May 31, 1999 (see Note 3).

See accompanying notes which are an integral part of the financial statements

                             SHEPHERD VALUES FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 1999 (UNAUDITED)


NOTE 1.  ORGANIZATION

     Shepherd Values Market Neutral Fund (the "Market Neutral Fund") and Shepherd Values Growth Fund (the "Growth Fund") were organized as series of the AmeriPrime Funds, an Ohio business trust (the "Trust") on February 2, 1999 and commenced operations on April 13, 1999. Each Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The investment objective of the Market Neutral Fund is to provide long term capital appreciation while maintaining minimal exposure to general equity market risk. The investment objective of the Growth Fund is to provide long term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

SECURITIES VALUATIONS- Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                              SHEPHERD VALUES FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                   SEPTEMBER 30, 1999 (UNAUDITED) - CONTINUED


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

SHORT SALES- The Market Neutral Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Market Neutral Fund sells a security short, it must borrow the security sold and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A gain, limited to the price at which the Market Neutral Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

FEDERAL INCOME TAXES- Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

OTHER- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Cornerstone Capital Management, Inc. ("Cornerstone") currently serves as the investment advisor for each Fund. On June 1, 1999, The National Capital Companies, LLC acquired all of the stock of Cornerstone. Pursuant to the Investment Company Act of 1940, as amended, this change in control of Cornerstone resulted in a technical assignment and termination of the Funds' management agreements with Cornerstone. Because of the termination of those agreements, on September 22, 1999 the Board approved (subject to shareholder approval, which has not yet been obtained) proposed new management agreements for the Funds with Cornerstone to be effective as of June 1, 1999. the Board has scheduled a shareholder meeting on December 17, 1999 to obtain shareholder approval of the proposed new management agreements with Cornerstone.

     Under the terms of the proposed new management agreements, Cornerstone provides each Fund with such investment advice as it deems advisable, furnishes a continuous

                              SHEPHERD VALUES FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                   SEPTEMBER 30, 1999 (UNAUDITED) - CONTINUED


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

investment   program  for  each  Fund  consistent  with  the  applicable  Fund's investment objectives and policies, and determines the securities to be purchased for each Fund, the portfolio securities to be held or sold by each Fund and the portion of each Fund's assets to be held uninvested, subject always to the applicable Fund's investment objectives, policies and restrictions as are in effect from time to time and subject further to such policies and instructions as the Board may from time to time establish. Cornerstone pays all of the organizational and operating expenses of the Funds, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses of the non-interested person trustees, 12b-1 expenses and extraordinary or non-recurring expenses as may arise, including litigation to which the applicable Fund may be a party and indemnification of the Trust's trustees and officers with respect thereto.

     As compensation for its management services and agreement to pay certain expenses of each Fund, the proposed new management agreements provide that the Market Neutral Fund pay Cornerstone a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of its average daily net assets, and the Growth Fund pay Cornerstone a fee at the annual rate of 1.75% of its average daily net assets. Cornerstone has agreed not to take any advisory fees or be reimbursed for any expenses from the Market Neutral Fund or the Growth Fund for the period from June 1, 1999 (the date of its change in control) to the date of the shareholder approval of the proposed new management agreements. Accordingly, Cornerstone was only paid advisory fees for the period from April 13, 1999 (the commencement of the Funds' operations) to May 31, 1999, during which period it was paid advisory fees in the amount of $112 from the Market Neutral Fund and $99 from the Growth Fund.

     Each Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage each Fund's business affairs and to provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period April 13, 1999 (commencement of the Fund's operations) to September 30, 1999, the Administrator received fees of $10,000 from the Advisor for administrative services provided to each Fund.

     Each Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor") to act as the principal distributor of each Fund's shares. For the period April 13, 1999 (commencement of the Fund's operations) to September 30, 1999 There were no payments made to the Distributor. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

                              SHEPHERD VALUES FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                   SEPTEMBER 30, 1999 (UNAUDITED) - CONTINUED


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     The distributor, an affiliate of the Fund, received sales charges for selling shares of the Funds. For the period April 13, 1999 (commencement of operations) through September 30, 1999 the Distributor received $70 from each Fund.

NOTE 4.  SHARE TRANSACTIONS

MARKET NEUTRAL FUND.   As of September 30, 1999, there was  an  unlimited number
of authorized shares for the Fund. Paid in capital at September 30, 1999 was $288,162.

Transactions in shares were as follows:

                         For the period April 13, 1999 (Commencement
                            of Operations) to September 30, 1999
                                   Shares        Dollars

Shares sold                        29,201         $288,191
Shares redeemed                        (3)             (29)
                                  -------        ---------
                                   29,198         $288,162
                                  =======        =========

GROWTH FUND.   As  of  September 30, 1999,  there  was  an  unlimited  number of authorized shares for the Fund. Paid in capital at September 30, 1999 was $205,723.

Transactions in shares were as follows:

                         For the period April 13, 1999 (Commencement
                            of Operations) to September 30, 1999
                                   Shares        Dollars

Shares sold                        21,309         $205,747
Shares redeemed                        (2)             (24)
                                  -------        ---------
                                   21,307         $205,723
                                  =======        =========


NOTE 5.  INVESTMENTS

MARKET NEUTRAL FUND. For the period April 13, 1999 (commencement of operations) to September 30, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $375,223 and $144,291, respectively. The gross unrealized

                              SHEPHERD VALUES FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                   SEPTEMBER 30, 1999 (UNAUDITED) - CONTINUED


NOTE 5.  SHARE TRANSACTIONS - CONTINUED

appreciation for all securities totaled $19,229 and the gross unrealized depreciation for all securities totaled $10,906 for a net unrealized appreciation of $8,323. The aggregate cost of securities for federal income tax purposes at September 30, 1999 was $240,353.

GROWTH FUND. For the period April 13, 1999 (commencement of operations) to September 30, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $187,873 and $71,652, respectively. The gross unrealized appreciation for all securities totaled $9,891 and the gross unrealized depreciation for all securities totaled $6,296 for a net unrealized appreciation of $3,595. The aggregate cost of securities for federal income tax purposes at April 30, 1999 was $120,391.


NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 1999, the Thomet Family Trust and Marilyn C. Franken beneficially owned more than 30% and 32% of the Market Neutral Fund and the Growth Fund, respectively.


NOTE 8. SHAREHOLDER MEETING

     A Special Meeting of Shareholders of the Funds will be held on Friday, December 17, 1999. Proposals to be considered include approval of the proposed new management agreements with Cornerstone and approval of proposed new management agreements with Shepherd Advisory Services, Inc. and sub-advisory agreements with Cornerstone.